UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2009

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James M. LaFleur
Title:		President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		James M LaFleur	Grand Rapids, Michigan	05/22/2009

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCON INC COM SHS              COM              H01301102     4805    52851 SH       Sole                    52851
ANADARKO PETE CORP COM         COM              032511107      675    17352 SH       Sole                    17352
APACHE CORP                    COM              037411105     5540    86436 SH       Sole                    86436
BARRICK GOLD CORP              COM              067901108      325    10010 SH       Sole                    10010
BHP BILLITON LTD SPONSORED ADR COM              088606108     3810    85435 SH       Sole                    85435
C.H. ROBINSON WORLDWIDE INC    COM              12541W209      881    19323 SH       Sole                    19323
CATERPILLAR INC                COM              149123101     4195   150042 SH       Sole                   150042
CHARLES RIV LABS INTL COM      COM              159864107      576    21170 SH       Sole                    21170
CHEVRONTEXACO CORP             COM              166764100     1102    16395 SH       Sole                    16395
CHURCH & DWIGHT INC COM        COM              171340102     4408    84404 SH       Sole                    84404
COLGATE PALMOLIVE CO           COM              194162103      257     4359 SH       Sole                     4359
CONOCOPHILLIPS                 COM              20825C104     4732   120832 SH       Sole                   120832
COPART INC COM                 COM              217204106     4770   160830 SH       Sole                   160830
DENTSPLY INTL INC NEW          COM              249030107     4222   157235 SH       Sole                   157235
ECOLAB INC COM                 COM              278865100     3991   114909 SH       Sole                   114909
EMERSON ELECTRIC CO            COM              291011104     2565    89745 SH       Sole                    89745
EXXON  MOBIL CORP              COM              30231G102      689    10114 SH       Sole                    10114
FIFTH THIRD BANCORP            COM              316773100       29    10000 SH       Sole                    10000
FLIR SYSTEMS INC               COM              302445101     3041   148496 SH       Sole                   148496
FORTUNE BRANDS INC             COM              349631101     1936    78845 SH       Sole                    78845
GEN-PROBE INC NEW COM          COM              36866T103      752    16489 SH       Sole                    16489
GREIF INC CL A                 COM              397624107      445    13375 SH       Sole                    13375
HARRIS CORP                    COM              413875105     4774   164963 SH       Sole                   164963
HOLOGIC INC COM                COM              436440101     1726   131882 SH       Sole                   131882
IRON MOUNTAIN INC              COM              462846106     1246    56183 SH       Sole                    56183
JOHNSON & JOHNSON              COM              478160104     3503    66598 SH       Sole                    66598
KAYDON CORP                    COM              486587108     2267    82952 SH       Sole                    82952
MEDTRONIC INC                  COM              585055106     6783   230156 SH       Sole                   230156
MONSANTO CO NEW                COM              61166W101    16942   203873 SH       Sole                   203873
NORTHERN TRUST CORP            COM              665859104      598    10000 SH       Sole                    10000
PAYCHEX INC                    COM              704326107     3615   140837 SH       Sole                   140837
PEPSICO INC                    COM              713448108     3990    77502 SH       Sole                    77502
PINNACLE FINL PARTNERS COM     COM              72346Q104      974    41086 SH       Sole                    41086
PRICE GROUP INC                COM              74144T108      888    30755 SH       Sole                    30755
PROCTER & GAMBLE CO            COM              742718109     1652    35072 SH       Sole                    35072
R.H. DONNELLEY CORP            COM              74955W307        4    12000 SH       Sole                    12000
RESMED INC COM                 COM              761152107     2500    70752 SH       Sole                    70752
SMITH INTL INC COM             COM              832110100      383    17823 SH       Sole                    17823
ST JUDE MEDICAL INC            COM              790849103     2151    59200 SH       Sole                    59200
STERICYCLE INC COM             COM              858912108     2462    51585 SH       Sole                    51585
STRYKER CORP                   COM              863667101     3963   116418 SH       Sole                   116418
TELEFLEX INC                   COM              879369106     2966    75880 SH       Sole                    75880
VARIAN MED SYS INC COM         COM              92220p105     2590    85079 SH       Sole                    85079
VCA ANTECH INC COM             COM              918194101     2048    90812 SH       Sole                    90812
WOODWARD GOVERNOR CO           COM              980745103     3446   308186 SH       Sole                   308186
XTO ENERGY INC COM             COM              98385X106    18813   614418 SH       Sole                   614418
I SHARES BARCLAYS 1-3 YR TREAS                  464287457    19622 232707.000 SH     Sole               232707.000
SPDR GOLD TRUST                                 78463V107      618 6841.000 SH       Sole                 6841.000

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	48

Form 13F Information Value Total:	164268 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE